financial instruments - Liquidity risk (Details) - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Liquidity risk
Total	$ 32,940	$ 32,781
Debt or equity securities pursuant to a shelf prospectus expired June, 2022
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus		2,000
Debt or equity securities pursuant to a shelf prospectus expiring June, 2023
Liquidity risk
Debt or equity securities that may be offered pursuant to a shelf prospectus	2,750
Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,886	2,780
Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	100	101
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	27,560	27,415
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,076	2,271
Composite long-term debt
Liquidity risk
Total	29,938
Other
Liquidity risk
Contractual maturities, derivative liabilities	4	6
First year
Liquidity risk
Total	3,609	4,997
First year | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2,666	2,669
First year | Short-term borrowings
Liquidity risk
Contractual maturities, non-derivative liabilities	100	101
First year | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	560	1,658
First year | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	267	538
2 years hence
Liquidity risk
Total	2,812	2,651
2 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	186	74
2 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,233	2,204
2 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	384	371
2 years hence | Other
Liquidity risk
Contractual maturities, derivative liabilities	4
3 years hence
Liquidity risk
Total	1,426	1,395
3 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	15	8
3 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,166	1,149
3 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	241	230
3 years hence | Other
Liquidity risk
Contractual maturities, derivative liabilities		6
4 years hence
Liquidity risk
Total	1,939	1,906
4 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	13	8
4 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	1,723	1,706
4 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	200	191
5 years hence
Liquidity risk
Total	2,426	3,072
5 years hence | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	2	9
5 years hence | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	2,231	2,868
5 years hence | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	155	145
5 years hence to 10 years
Liquidity risk
Total	8,677	8,444
5 years hence to 10 years | Non-interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	4	12
5 years hence to 10 years | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	8,135	7,953
5 years hence to 10 years | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	427	417
Thereafter
Liquidity risk
Total	12,051	10,316
Thereafter | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	11,512	9,877
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	402	379
Currency risk related to long-term debt | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(5,816)	(6,580)
Amounts to be exchanged, Pay	6,118	6,767
Currency risk related to long-term debt | Composite long-term debt
Liquidity risk
Total	29,938	29,873
Currency risk related to long-term debt | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(270)	(882)
Amounts to be exchanged, Pay	275	892
Currency risk related to long-term debt | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(145)	(149)
Amounts to be exchanged, Pay	149	151
Currency risk related to long-term debt | 3 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(145)	(149)
Amounts to be exchanged, Pay	149	151
Currency risk related to long-term debt | 4 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(146)	(150)
Amounts to be exchanged, Pay	149	151
Currency risk related to long-term debt | 5 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(511)	(525)
Amounts to be exchanged, Pay	549	575
Currency risk related to long-term debt | 5 years hence to 10 years | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(1,787)	(1,836)
Amounts to be exchanged, Pay	1,898	1,898
Currency risk related to long-term debt | Thereafter | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(2,812)	(2,889)
Amounts to be exchanged, Pay	2,949	2,949
Currency risk related to foreign currency transactions | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(514)	(454)
Amounts to be exchanged, Pay	526	475
Currency risk related to foreign currency transactions | First year | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(284)	(454)
Amounts to be exchanged, Pay	295	$ 475
Currency risk related to foreign currency transactions | 2 years hence | Currency swap agreement
Liquidity risk
Amounts to be exchanged, (Receive)	(230)
Amounts to be exchanged, Pay	$ 231